New Technical Pronouncements	12 Months Ended
Jun. 30, 2012
New Technical Pronouncements:
New Technical Pronouncements

Note 3 – New Technical Pronouncements

The Company has reviewed accounting pronouncements issued during the past two years and has assessed the adoption of any that are applicable to the Company.  Management has determined that none had a material impact on the financial position, results of operations, or cash flows for the fiscal years ended June 30, 2012 and 2011.